Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-03668

THE WRIGHT MANAGED INCOME TRUST

440 Wheelers Farms Road

Milford, Connecticut 06461

Christopher A. Madden

Atlantic Fund Administration LLC

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end:

December 31

Date of reporting period:

July 1, 2009 – June 30, 2010

ITEM 1.	PROXY VOTING RECORD

WRIGHT TOTAL RETURN BOND FUND

The Fund held no securities during the period July 1, 2009 through June 30, 2010 that required proxy votes and, therefore, there are no voting records to report.

WRIGHT CURRENT INCOME FUND

The Fund held no securities during the period July 1, 2009 through June 30, 2010 that required proxy votes and, therefore, there are no voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (on behalf of Wright Total Return Bond Fund and Wright Current Income Fund).

By:	/s/ PETER M. DONOVAN
Peter M. Donovan
President

Date: July 15, 2010